Federated Hermes MDT All Cap Core Fund
Portfolio of Investments
October 31, 2022 (unaudited)
Shares			Value
		COMMON STOCKS—97.9%
		Communication Services—6.3%
53,201	[1]	Alphabet, Inc., Class A	$ 5,028,026
341,396	[1]	Altice USA, Inc.	2,256,628
65,486	[1]	Cars.com, Inc.	908,946
1,530	[1]	Charter Communications, Inc.	562,459
15,554		Comcast Corp., Class A	493,684
51,215	[1]	Meta Platforms, Inc.	4,771,189
10,296	[1]	Netflix, Inc.	3,005,196
5,364		Shutterstock, Inc.	268,361
69,416	[1]	Spotify Technology SA	5,593,541
14,898	[1]	T-Mobile USA, Inc.	2,257,941
19,779		Walt Disney Co.	2,107,255
		TOTAL	27,253,226
		Consumer Discretionary—11.6%
21,502		American Eagle Outfitters, Inc.	244,263
564	[1]	AutoZone, Inc.	1,428,544
15,493	[2]	Big Lots, Inc.	292,353
114,540	[1]	Bright Horizons Family Solutions, Inc.	7,481,753
123,387	[1]	Chegg, Inc.	2,661,457
533		Domino’s Pizza, Inc.	177,084
85,512		eBay, Inc.	3,406,798
104,521	[1]	Expedia Group, Inc.	9,769,578
312,671		Gap (The), Inc.	3,523,802
6,493		Garmin Ltd.	571,644
53,197	[1]	Goodyear Tire & Rubber Co.	675,602
23,097	[1,2]	Groupon, Inc.	170,225
138,355		Macy’s, Inc.	2,884,702
5,056	[1]	Mohawk Industries, Inc.	479,056
17,295		Nike, Inc., Class B	1,602,900
42,129		Nordstrom, Inc.	856,904
85,944		PVH Corp.	4,410,646
1,829	[1]	Ulta Beauty, Inc.	767,028
39,026	[1]	Under Armour, Inc., Class A	290,744
275,155		V.F. Corp.	7,773,129
19,869	[1]	YETI Holdings, Inc.	637,397
		TOTAL	50,105,609
		Consumer Staples—5.3%
56,627		Albertsons Cos., Inc.	1,161,420
533		Costco Wholesale Corp.	267,299
95,944	[1]	Hain Celestial Group, Inc.	1,795,112
26,888		Hershey Foods Corp.	6,420,048
133,975		Kroger Co.	6,335,678
3,411		Lamb Weston Holdings, Inc.	294,096
21,827		PepsiCo, Inc.	3,963,347
7,034	[1]	The Boston Beer Co., Inc., Class A	2,625,722
		TOTAL	22,862,722
		Energy—6.3%
2,862		APA Corp.	130,106

Shares			Value
		COMMON STOCKS—continued
		Energy—continued
5,484		Cheniere Energy, Inc.	$ 967,432
15,572		Chevron Corp.	2,816,975
5,258		Diamondback Energy, Inc.	826,084
2,402		EOG Resources, Inc.	327,921
31,949		Exxon Mobil Corp.	3,540,269
63,055		Marathon Oil Corp.	1,920,025
91,111		Marathon Petroleum Corp.	10,352,032
52,753		Occidental Petroleum Corp.	3,829,868
2,921		Phillips 66	304,631
25,984		Targa Resources, Inc.	1,776,526
3,227		Valero Energy Corp.	405,150
		TOTAL	27,197,019
		Financials—12.9%
106,459		Bank of New York Mellon Corp.	4,482,988
87,204		Berkley, W. R. Corp.	6,486,234
10,931		Carlyle Group LP/The	309,129
8,468		Cboe Global Markets, Inc.	1,054,266
11,820		Chubb Ltd.	2,540,000
3,097		CME Group, Inc.	536,710
7,637		First Republic Bank	917,204
47,662	[1]	Green Dot Corp.	907,008
16,249		Houlihan Lokey, Inc.	1,451,361
35,342		Interactive Brokers Group, Inc., Class A	2,832,661
310	[1]	Markel Corp.	373,891
17,907		MarketAxess Holdings, Inc.	4,370,024
60,331		NASDAQ, Inc.	3,755,001
43,356		Northern Trust Corp.	3,657,079
31,747	[1]	PROG Holdings, Inc.	524,460
31,698		State Street Corp.	2,345,652
14,144	[1]	SVB Financial Group	3,266,698
25,260		T. Rowe Price Group, Inc.	2,681,602
8,099		The Hartford Financial Services Group, Inc.	586,449
39,228		The Travelers Cos., Inc.	7,235,997
142,729		Virtu Financial, Inc.	3,194,275
38,383		Zions Bancorporation, N.A.	1,993,613
		TOTAL	55,502,302
		Health Care—15.7%
13,028		AbbVie, Inc.	1,907,299
43,332	[1]	Align Technology, Inc.	8,419,408
15,328		Amgen, Inc.	4,143,925
27,639	[1]	AnaptysBio, Inc.	797,385
7,362	[1]	Biogen, Inc.	2,086,685
38,883		Bristol-Myers Squibb Co.	3,012,266
14,102	[1]	Centene Corp.	1,200,503
1,007	[1]	Charles River Laboratories International, Inc.	213,736
1,168		CIGNA Corp.	377,334
28,526		CVS Health Corp.	2,701,412
22,121		Dentsply Sirona, Inc.	681,769
243,370	[1]	Elanco Animal Health, Inc.	3,210,050
618		Elevance Health, Inc.	337,904
14,602		Eli Lilly & Co.	5,287,238
5,914	[1]	Emergent BioSolutions, Inc.	123,366

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
55,866	[1]	Enovis Corp.	$ 2,762,574
54,558		Gilead Sciences, Inc.	4,280,621
1,447		Humana, Inc.	807,542
7,352		McKesson Corp.	2,862,648
47,121		Merck & Co., Inc.	4,768,645
839	[1]	Molina Healthcare, Inc.	301,083
37,635	[1]	Myriad Genetics, Inc.	780,550
75,540	[1]	Nevro Corp.	2,896,204
12,455	[1]	Omnicell, Inc.	963,021
67,362		Pfizer, Inc.	3,135,701
16,578		Teleflex, Inc.	3,556,976
3,995	[1]	United Therapeutics Corp.	920,967
5,206		UnitedHealth Group, Inc.	2,890,111
8,007	[1]	Vertex Pharmaceuticals, Inc.	2,498,184
		TOTAL	67,925,107
		Industrials—8.1%
1,730		3M Co.	217,617
9,652		AGCO Corp.	1,198,489
22,011	[1]	Alaska Air Group, Inc.	978,609
12,683		Allegion PLC	1,328,798
28,412	[1]	CIRCOR International, Inc.	587,276
1,681		Equifax, Inc.	284,997
12,843		Expeditors International Washington, Inc.	1,256,688
6,043		Fortune Brands Home & Security, Inc.	364,514
39,196	[1]	Generac Holdings, Inc.	4,543,208
5,930		General Electric Co.	461,413
28,990	[1]	KAR Auction Services, Inc.	421,225
5,425		Lennox International, Inc.	1,267,117
14,625		Manpower, Inc.	1,145,723
101,806		Pentair PLC	4,372,568
35,594		Robert Half International, Inc.	2,721,517
18,975		Ryder System, Inc.	1,527,677
12,977	[1]	SkyWest, Inc.	229,433
11,956	[1]	SPX Technologies, Inc.	787,183
14,442		Trane Technologies PLC	2,305,377
28,102	[1]	Trex Co., Inc.	1,351,425
18,757		Waste Management, Inc.	2,970,546
10,080	[1]	Willscot Corp.	428,702
83,080	[1]	XPO Logistics, Inc.	4,298,559
		TOTAL	35,048,661
		Information Technology—24.5%
25,653	[1]	Adobe, Inc.	8,170,480
96,709		Apple, Inc.	14,829,358
26,924	[1]	Arista Networks, Inc.	3,254,035
15,001		Automatic Data Processing, Inc.	3,625,742
10,106	[1]	Box, Inc.	293,579
16,358		Bread Financial Holdings, Inc.	590,687
12,917	[1]	Cerence, Inc.	222,172
21,864	[1]	Cirrus Logic, Inc.	1,467,512
9,243	[1]	Commvault Systems, Inc.	562,806
119,130		Dell Technologies, Inc.	4,574,592
65,252	[1]	DocuSign, Inc.	3,151,672

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
81,019	[1]	DXC Technology Co.	$ 2,329,296
17,451		Hewlett Packard Enterprise Co.	249,026
76,913	[1]	IPG Photonics Corp.	6,588,368
37,318		Microsoft Corp.	8,662,627
33,143		Paychex, Inc.	3,921,148
121,618	[1]	PayPal Holdings, Inc.	10,164,832
93,083		Pegasystems, Inc.	3,463,618
144,041	[1]	Pure Storage, Inc.	4,445,105
61,981	[1]	Qorvo, Inc.	5,335,324
204,388	[1]	Semtech Corp.	5,659,504
50,701		Skyworks Solutions, Inc.	4,360,793
6,629		Teradyne, Inc.	539,269
7,271		Universal Display Corp.	692,345
66,109		Western Union Co.	893,133
19,682		Xerox Holdings Corp.	287,948
89,083	[1]	Zoom Video Communications, Inc.	7,433,086
		TOTAL	105,768,057
		Materials—2.5%
31,836		Alcoa Corp.	1,242,559
18,469	[1]	Berry Global Group, Inc.	873,953
10,940		CF Industries Holdings, Inc.	1,162,484
9,403		Chemours Co./The	269,208
32,594		Mosaic Co./The	1,751,928
47,892		Newmont Corp.	2,026,789
12,432		Nucor Corp.	1,633,316
15,653		Steel Dynamics, Inc.	1,472,165
28,058		United States Steel Corp.	571,261
		TOTAL	11,003,663
		Real Estate—2.4%
1,839		Digital Realty Trust, Inc.	184,360
28,240		Extra Space Storage, Inc.	5,010,906
76,810		Macerich Co. (The)	854,895
9,192		SBA Communications, Corp.	2,480,921
8,112		SL Green Realty Corp.	321,884
42,278	[1]	Zillow Group, Inc.	1,307,658
		TOTAL	10,160,624
		Utilities—2.3%
8,369		CMS Energy Corp.	477,451
74,682		Exelon Corp.	2,881,978
69,684		NRG Energy, Inc.	3,093,970
10,574		Vistra Corp.	242,885
36,791		WEC Energy Group, Inc.	3,360,122
		TOTAL	10,056,406
		TOTAL COMMON STOCKS (IDENTIFIED COST $398,835,442)	422,883,396
		INVESTMENT COMPANIES—2.1%
422,252		Federated Hermes Government Obligations Fund, Premier Shares, 2.94%[3]	422,252

Shares		Value
	INVESTMENT COMPANIES—continued
8,477,618	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 3.08%[3]	$ 8,472,532
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $8,894,713)	8,894,784
	TOTAL INVESTMENT IN SECURITIES—100.0% (IDENTIFIED COST $407,730,155)	431,778,180
	OTHER ASSETS AND LIABILITIES - NET—0.0%[4]	116,569
	TOTAL NET ASSETS—100%	$431,894,749
An affiliated company is a company in which the Fund, alone or in combination with other funds, has ownership of at least 5% of the voting shares. Transactions with the affiliated companies during the period ended October 31, 2022, were as follows:
Affiliated	Value as of 7/31/2022	Purchases at Cost*	Proceeds from Sales*	Change in Unrealized Appreciation/ Depreciation*	Net Realized Gain/ (Loss)*	Value as of 10/31/2022	Shares Held as of 10/31/2022	Dividend Income*
Health Care:
AnaptysBio, Inc.	$726,639	$—	$(173,056)	$211,158	$32,644	$797,385	27,639	$—
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$726,639	$—	$(173,056)	$211,158	$32,644	$797,385	27,639	$—

*	A portion of the amount shown was recorded when the Fund no longer had ownership of at least 5% of the voting shares.
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended October 31, 2022, were as follows:
	Federated Hermes Government Obligations Fund Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund Institutional Shares	Total of Affiliated Transactions
Value as of 7/31/2022	$1,540,198	$8,858,235	$10,398,433
Purchases at Cost	$7,944,772	$25,467,238	$33,412,010
Proceeds from Sales	$(9,062,718)	$(25,852,856)	$(34,915,574)
Change in Unrealized Appreciation/Depreciation	N/A	$(227)	$(227)
Net Realized Gain/(Loss)	N/A	$142	$142
Value as of 10/31/2022	$422,252	$8,472,532	$8,894,784
Shares Held as of 10/31/2022	422,252	8,477,618	8,899,870
Dividend Income	$6,026	$53,178	$59,204

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of October 31, 2022, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Collateral Received
$406,284	$422,252

3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2022.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated MDTA LLC (the “Adviser”).
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.

◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act, the Fund’s Board of Trustees (the “Trustees”) have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2022, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.